                                                                       March 10, 2005

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia SPVLI, a modified single premium variable life insurance policy
                  (File no. 333-38119)
                  American Skandia FPVLI, a flexible premium variable life insurance policy
                  (File no. 333-58703)
                  American Skandia Focus, a flexible premium variable life insurance policy
                  (File no. 333-95957)
                  American Skandia Horizon, a flexible premium variable life insurance policy
                  (File no. 333-95959)

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2004 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia Trust                      AIM8
  AST Alliance Growth and Income              AIM V.I. Dynamics
  AST American Century Income & Growth        AIM V.I. Financial Services
  AST Hotchkis & Wiley Large-CapValue1        AIM V.I.F Health Sciences
  AST DeAM Large-Cap Value                    AIM V.I. Technology
  AST Sanford Bernstein Core Value
  AST Sanford Bernstein Managed Index 500     Rydex Series Trust
  AST Alliance/Bernstein Growth + Value       Nova Portfolio
  AST Goldman Sachs Concentrated Growth       Ursa Portfolio
  AST Marsico Capital Growth                  OTC Portfolio
  AST MFS Growth
  AST Alliance Growth                         ProFunds VP
  AST Neuberger Berman Mid-Cap Growth         ProFund VP UltraBull
  AST Goldman Sachs Mid-Cap Growth            ProFund VP Europe 30
  AST Neuberger Berman Mid-Cap Value          ProFund VP Bear
  AST DeAM Small-Cap Value                    ProFund VP OTC
  AST Small-Cap Value2                        ProFund VP UltraBull
  AST State Street Research Small-Cap         ProFund VP UltraSmall-Cap
  Growth3
  AST DeAm Small-Cap Growth
  AST Federated Aggressive Growth             Gartmore GVIT
  AST JPMorgan International Equity4          Developing Markets
  AST William Blair International Growth
  AST LSV International Value5                  Evergreen VA
  AST MFS Global Equity                       Evergreen VA International Equity
  AST Alger All-Cap Growth                    Evergreen VA Omega
  AST Cohen & Steers Realty                   Evergreen VA Special Equity
  AST Gabelli All-Cap Value
  AST T. Rowe Price Natural Resources
  AST DeAM Global Allocation
  AST American Century Strategic Balanced
  AST T. Rowe Price Asset Allocation
  AST Goldman Sachs High Yield6
  AST Lord Abbett Bond-Debenture
  AST PIMCO Limited Maturity Bond
  AST PIMCO Total Return Bond
  AST T. Rowe Price Global Bond
  AST Money Market
  AST Goldman Sachs Small-Cap Value
  The Prudential Series Fund
  SP William Blair International Growth7

  ------------------------------------------- -------------------------------------
1 Pre5/1/04 AST INVESCO Capital Income.  2Pre 11/22/04 AST Gabelli Small-Cap Value.  3Pre 4/30/04 AST PBHG Small-Cap Growth.  4Pre
2/23/04 AST Strong International Growth.  5Pre 11/22/04 DeAM International Equity.  6Pre 5/1/04 AST Federated High Yield.  7Pre
5/1/04 SP Jennison International Growth.  8Pre 10/15/04 INVESCO VIF.

Filer/Entity:              American Skandia Trust
Registration No.: 811-05186
CIK No.:          0000814679
Accession No.:             0001193125-05-045734
Date of Filing:            03/10/05

Filer/Entity:              Prudential Series Fund
Registration No.: 811-03623
CIK No.:          0000711175
Accession No.:             0001193125-05-045678
Date of Filing:            03/10/05

Filer/Entity:              Evergreen VA
Registration No.: 811-08716
CIK No.:          0000928754
Accession No.:             0000936772-05-000080
Date of Filing:            03/08/05

Filer/Entity:              AIM Variable Insurance Funds
Registration No.: 811-07452
CIK No.:          0000896435
Accession No.:             0001193125-05-037510
Date of Filing:            02/25/05

Filer/Entity:              Rydex Variable Trust
Registration No.: 811-08821
CIK No.:          0001064046
Accession No.:             0000935069-05-000494
Date of Filing:            03/09/05

Filer/Entity:              ProFund VP
Registration No.: 811-08239
CIK No.:          0001039803
Accession No.:             0001193125-
Date of Filing:

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.: 811-03213
CIK No.:          0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel
M